Schedule of financial assets maturities of borrowings, financing and debentures (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 32,754,650
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	22,190,338
National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	10,564,312
Later Than Two Years And Not Later Than Three Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,532,736
Later Than Two Years And Not Later Than Three Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,855,220
Later Than Two Years And Not Later Than Three Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,677,516
Later Than Three Years And Not Later Than Four Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,847,120
Later Than Three Years And Not Later Than Four Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,596,549
Later Than Three Years And Not Later Than Four Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,250,571
Later Than Four Years And Not Later Than Five Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,446,710
Later Than Four Years And Not Later Than Five Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	462,792
Later Than Four Years And Not Later Than Five Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	983,918
Later Than Five Years And Not Later Than Six Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,007,530
Later Than Five Years And Not Later Than Six Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	291,079
Later Than Five Years And Not Later Than Six Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	716,451
Later Than Six Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	4,589,861
Later Than Six Years And Not Later Than Seven Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,717,059
Later Than Six Years And Not Later Than Seven Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	872,802
Later Than Seven Years And Not Later Than Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,047,683
Later Than Seven Years And Not Later Than Seven Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	195,318
Later Than Seven Years And Not Later Than Seven Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	852,365
After Seven Years 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	15,283,010
After Seven Years 1 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	13,072,321
After Seven Years 1 [Member] | National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 2,210,689